Financial Statement Schedule I - STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Financial Statements
Net income	$ 109,876,000	$ 147,246,000	$ 166,555,000
Other comprehensive income (loss) (net of tax of nil)	(26,296,000)	76,188,000	319,000
Comprehensive income attributable to Canadian Solar Inc.	73,343,000	227,631,000	172,127,000
Other comprehensive income tax	0	0	0
Reportable Legal Entities [Member] | Parent Company
Condensed Financial Statements
Net income	95,248,000	146,703,000	171,585,000
Other comprehensive income (loss) (net of tax of nil)	(21,905,000)	80,928,000	542,000
Comprehensive income attributable to Canadian Solar Inc.	73,343,000	227,631,000	172,127,000
Other comprehensive income tax	$ 0	$ 0	$ 0